Stockholders’ Equity - Narrative (Details)									1 Months Ended		3 Months Ended		12 Months Ended
	Mar. 07, 2019 USD ($) $ / shares shares	Feb. 28, 2019 shares	Feb. 01, 2019 shares	Jan. 23, 2019 USD ($) $ / shares shares	Dec. 28, 2018 USD ($) $ / shares shares	Dec. 21, 2018 USD ($) $ / shares shares	Oct. 23, 2018	Mar. 13, 2018 USD ($) $ / shares	Feb. 28, 2019 USD ($)	Dec. 31, 2018 shares	Mar. 31, 2019 USD ($) shares	Mar. 31, 2018 USD ($) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares	Dec. 27, 2018 shares	Feb. 06, 2018 shares	Dec. 31, 2015 shares
Class of Stock [Line Items]
Common and preferred stock, shares authorized (in shares)										550,000,000			550,000,000
Stock split, conversion ratio							0.3333
Consideration received on transaction | $															$ 4,900,000
Dividend paid | $								$ 40,000,000			$ 0	$ 40,000,000	$ 40,000,000	$ 0	$ 0
Dividends, declared (in dollars per share) | $ / shares								$ 0.94
2018 Equity Plan | Restricted Stock
Class of Stock [Line Items]
Stock issued during period (in shares)													736,839
Class A
Class of Stock [Line Items]
Common stock, shares issued (in shares)										26,851,832	28,985,996		26,851,832	24,737,470			74,212,408
Common stock, shares outstanding (in shares)										26,851,832	28,985,996		26,851,832	24,737,470
Class A | Common Stock
Class of Stock [Line Items]
Common stock, shares issued (in shares)										26,851,832			26,851,832	24,737,470	24,737,470			24,737,470
Common stock, shares outstanding (in shares)										26,851,832	28,985,996	24,737,470	26,851,832	24,737,470	24,737,470			24,737,470
Stock issued during period (in shares)											2,132,865		1,377,523
Class A | Common Stock | Over-Allotment Option
Class of Stock [Line Items]
Number of shares issued in transaction (in shares)				229,019
Price per share (in dollars per share) | $ / shares				$ 13.00
Consideration received on transaction | $				$ 3,000,000
Class A | Common Stock | IPO
Class of Stock [Line Items]
Number of shares issued in transaction (in shares)						6,300,000
Price per share (in dollars per share) | $ / shares						$ 13.00
Class A | Common Stock | Private Placement
Class of Stock [Line Items]
Number of shares issued in transaction (in shares)		1,750,000	153,846
Consideration received on transaction | $									$ 26,700,000
Class A | Common Stock | Private Placement | Subsequent Event
Class of Stock [Line Items]
Number of shares issued in transaction (in shares)		1,750,000	153,846
Consideration received on transaction | $									$ 26,700,000
Class A | Previously Reported
Class of Stock [Line Items]
Common stock, shares issued (in shares)														74,212,408
Common stock, shares outstanding (in shares)														74,212,408
Class B
Class of Stock [Line Items]
Common stock, shares issued (in shares)										17,751,053	17,751,053		17,751,053	17,751,053			53,253,157
Common stock, shares outstanding (in shares)										17,751,053	14,218,596		17,751,053	17,751,053
Common stock, shares outstanding (in shares)										16,330,917			16,330,917
Treasury stock, acquired (in shares)	2,112,321
Treasury stock acquired (in dollars per share) | $ / shares	$ 13.48
Treasury stock acquired | $	$ 28,500,000
Treasury stock (in shares)	2,112,321									1,420,136	3,532,457		1,420,136
Class B | Common Stock
Class of Stock [Line Items]
Common stock, shares issued (in shares)										17,751,053			17,751,053	17,751,053	17,751,053			17,751,053
Common stock, shares outstanding (in shares)										17,751,053	14,218,596	17,751,053	17,751,053	17,751,053	17,751,053			17,751,053
Common stock, shares outstanding (in shares)										16,330,917			16,330,917
Number of shares authorized to be repurchased (in shares)																3,532,457
Treasury stock, acquired (in shares)					1,420,136					1,400,000
Treasury stock acquired (in dollars per share) | $ / shares					$ 12.61
Treasury stock acquired | $					$ 17,900,000
Treasury stock (in shares)					1,420,136
Class B | Common Stock | Subsequent Event
Class of Stock [Line Items]
Treasury stock, acquired (in shares)	2,112,321
Treasury stock acquired (in dollars per share) | $ / shares	$ 13.48
Treasury stock acquired | $	$ 28,500,000
Treasury stock (in shares)	2,112,321
Class B | Previously Reported
Class of Stock [Line Items]
Common stock, shares issued (in shares)														53,253,157
Common stock, shares outstanding (in shares)														53,253,157
Mercantil Servicios Financieros, C.A. (MSF)
Class of Stock [Line Items]
Percent of common stock, outstanding exchanged (in shares)																	100.00%
Mercantil Servicios Financieros, C.A. (MSF) | Class A
Class of Stock [Line Items]
Common stock, exchanged (in shares)																	298,570,328
Mercantil Servicios Financieros, C.A. (MSF) | Class A | Common Stock | IPO
Class of Stock [Line Items]
Number of shares issued in transaction (in shares)						4,922,477
Consideration received on transaction | $						$ 0
Mercantil Servicios Financieros, C.A. (MSF) | Class B
Class of Stock [Line Items]
Common stock, exchanged (in shares)																	215,188,764
Mercantil Bank Holding Corporation | Class A | Common Stock | IPO
Class of Stock [Line Items]
Number of shares issued in transaction (in shares)						1,377,523
Consideration received on transaction | $						$ 17,900,000
Underwriters | Class A | Common Stock | IPO
Class of Stock [Line Items]
Number of shares issued in transaction (in shares)						945,000
Period in force						30 days
Underwriters | Class A | Common Stock | IPO | Subsequent Event
Class of Stock [Line Items]
Number of shares issued in transaction (in shares)				229,019
Price per share (in dollars per share) | $ / shares				$ 13.00
Consideration received on transaction | $				$ 3,000,000